Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 18	$ 13
Right-of-use assets	16	12
Currently marketed products			$ 292
Acquired research and development	2,931	1,209	262
Other intangible assets	15		98
Deferred tax assets	34	56	28
Non-current financial and other assets	164
Trade receivables and financial and other current assets	183	5	1
Cash and cash equivalents	226	89	10
Deferred tax liabilities	(474)	(300)	(74)
Current and non-current financial debts			(1)
Current and non-current lease liabilities	(51)	(12)
Trade payables and other liabilities	(231)	(67)	(4)
Net identifiable assets acquired	2,831	1,005	612
Acquired cash and cash equivalents	(226)	(89)	(10)
Non-controlling interests			(105)
Goodwill	1,094	161	238
Net assets recognized as a result of acquisitions of business	3,699	1,077	735
Goodwill expected to be deductible for tax purposes	$ 0	$ 0	$ 107